Financial instruments - Narrative (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Jun. 30, 2025	Jun. 30, 2023		Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liability including put option	$ 371	$ 524	[1]		$ 453	[1]
Fair value of gross borrowings	21,480				20,791
Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	599	690			665
Increase (Decrease) in financial assets	(32)	17
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Fair value of gross borrowings	21,001				19,707
Contingent consideration | Volume, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liability	40
Decrease in fair value of liability	$ 40
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Contingent consideration | Cash Flows, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liability	$ 30
Decrease in fair value of liability	$ 30
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Contingent consideration | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	$ 375	$ 430			391		$ 449
Business combinations
Disclosure of detailed information about financial instruments [line items]
Contingent consideration payment period	8 years
Business combinations | Contingent consideration | Undiscounted amount
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	$ 507
Aviation Gin and Davos Brands | Contingent consideration | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	144				142
21 Seed | Contingent consideration | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	76				75
Don Papa Rum | Contingent consideration | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	$ 93				89
Industrias Licoreras de Guatemala
Disclosure of detailed information about financial instruments [line items]
Equity stake held by external party	50.00%
Industrias Licoreras de Guatemala | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liability including put option	$ 224				$ 274
Industrias Licoreras de Guatemala | Option exercised two years later
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liability				$ 37

[1]	(1) See page F-7 for an explanation under Basis of preparation.